Immaterial Corrections to Prior Period Financial Statements (Detail) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Liabilities
Derivative liabilities, net of current portion	$ 0	$ 335,092	$ 0	$ 2,280,000
Total long-term liabilities	1,242,853	1,176,824	1,146,560	5,045,766
Total liabilities	1,641,854	2,462,902	3,038,449	7,769,433
Stockholders’ deficit
Additional paid-in capital	18,139,021	17,154,945	14,288,150	5,810,200
Accumulated deficit	(18,131,931)	(15,722,220)	(14,001,900)	(12,774,694)
Total stockholders’ deficit	$ 117,514	$ 1,540,117	279,406	$ (6,892,443)	$ 187,016
Scenario, Previously Reported [Member]
Liabilities
Derivative liabilities, net of current portion			6,344,817
Total long-term liabilities			7,491,377
Total liabilities			9,383,266
Stockholders’ deficit
Additional paid-in capital			8,566,193
Accumulated deficit			(14,624,760)
Total stockholders’ deficit			(6,065,411)
Restatement Adjustment [Member]
Liabilities
Derivative liabilities, net of current portion			(6,344,817)
Total long-term liabilities			(6,344,817)
Total liabilities			(6,344,817)
Stockholders’ deficit
Additional paid-in capital			5,721,957
Accumulated deficit			(622,860)
Total stockholders’ deficit			$ 6,344,817